Aug. 31, 2025
Neuberger China Equity ETF
GOAL
The Fund seeks long-term growth of capital.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.69
Other expenses	4.32
Total annual operating expenses	5.01
Fee waivers and/or expense reimbursement	4.26
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.75
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.74% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the predecessor fund, Neuberger Berman Greater China Equity Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.74% of the Fund's average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$77	$240	$1,375	$4,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity investments that are tied economically to China. The Fund primarily invests in China A-Share equity securities, Chinese securities listed in Hong Kong and American Depositary Receipts (“ADRs”), which may be variable interest entities. An equity investment will be considered to be tied economically to China if the issuer is domiciled in China or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from China. The Fund will generally invest in companies with a total market capitalization of at least $500 million at the time of initial purchase. China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China. The Fund expects to access China A-Shares through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Fund may also, in the future, access China A-Shares through the qualified foreign investor program (“QFI”) or other means of access which may become available in the future. In addition, the Fund may invest in Chinese state-owned enterprises, which are businesses that are controlled, either directly or indirectly, by the central, provincial or municipal governments of China.
The Portfolio Manager employs a fundamental, research driven approach to stock selection and portfolio construction and seeks to identify high quality, well-positioned companies such as those with solid balance sheets, potential for good returns on equity, and the prospect for above-average earnings growth over the long term and the sustainability of those earnings.
The Portfolio Manager believes that the significant size of the Chinese economy makes it critical to achieving global goals related to sustainability. Accordingly, the Portfolio Manager seeks companies with leadership on environmental, social and governance issues that, in the judgment of the Portfolio Manager, are deemed important to the long-term success of these companies. In doing so, the Portfolio Manager invests in companies with at least one of the following practices as identified by the Portfolio Manager:
(i) Clear environmental policies related to either greenhouse gas emissions, water usage, waste discharge or pollution management practices;
(ii) Identification and disclosure of social contributions through either charity donations, community service programs or employee welfare programs; or
(iii) Board or management-level oversight of financially material environmental, social and governance topics and issues. Oversight mechanisms may include board or management-level committees or sub-committees which set and review environmental, social and governance strategies and projects.
In addition to investing in companies with the characteristics noted above, the Fund applies the following screening processes:
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Negative controversies screening process: Through a proprietary quantitative screening process that analyzes corporate supply chain revenue exposure and further additional analysis of environmental, social and governance news and controversies from a third-party service provider, the Portfolio Manager seeks to exclude companies that they consider to be involved in business activities and behaviors that may be environmentally or socially harmful, particularly those with severe controversies related to human rights and labor laws.
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environmental, social and governance ratings process: The Portfolio Manager will exclude the bottom 20% of the investable universe based on an internal environmental, social and governance ratings methodology which considers financially material environmental, social and governance factors for the China A-Share market to determine the ratings.
The Portfolio Manager will also invest in accordance with the Fund’s Sustainable Exclusion Policy. The policy describes businesses, which may be deemed controversial, and are therefore excluded from investment consideration. Generally, the Portfolio Manager intends to only hold securities selected in accordance with the Fund’s investment criteria and the Fund’s Sustainable Exclusion Policy.
The Portfolio Manager follows a disciplined selling strategy and may reduce or sell a security if they believe it is unattractively valued, if a company’s business fails to perform as expected, when other opportunities appear more attractive.
The Fund may engage in active and frequent trading to achieve its investment objective and is a non-diversified fund.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity investments that are tied economically to China, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company, Neuberger Berman Greater China Equity Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 13, 2023. The Fund has adopted the performance history of its predecessor fund. The information shown below prior to October 13, 2023 is for the predecessor fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The predecessor fund had a higher management fee, a different benchmark index, and different principal investment strategies, which included the use of a sub-adviser, prior to August 21, 2023. The Fund’s performance prior to that date may have been different if the current management fee and principal investment strategies had been in effect.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees, including those of the predecessor fund, during certain of the periods shown.
While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q1 2019	20.33%
Worst quarter:	Q3 2015	-21.25%
Year to Date performance as of:	09/30/2025	36.71%

average annual total % returns as of 12/31/2024
China Equity ETF
China Equity ETF	1 Year	5 Years	10 Years
Return Before Taxes	3.60	-6.21	1.94
Return After Taxes on Distributions	3.30	-6.60	-0.35
Return After Taxes on Distributions and Sale of Fund Shares	2.34	-4.72	0.14
MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	16.38	-1.78	1.22
MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	11.59	0.89	0.03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.